INCOME TAXES (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Current
Federal									$ 2,827,187	$ 1,663,022
State									678,278	557,499
Current Income Tax Expense (Benefit)									3,505,465	2,220,521
Deferred
Federal									(631,256)	(611,296)
State									(97,984)	(75,650)
Deferred income tax benefit									(868,928)	(646,717)
Total income tax expense, Amount	$ 866,211	$ 830,244	$ 492,727	$ 587,043	$ 203,823	$ 653,856	$ 654,648	$ 21,248	$ 2,776,225	$ 1,533,575